Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Previously Reported	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Treasury Shares	Additional paid-in capital Previously Reported	Additional paid-in capital	Retained earnings Previously Reported	Retained earnings	Statutory reserve Previously Reported	Statutory reserve	Accumulated other comprehensive income(loss) Previously Reported	Accumulated other comprehensive income(loss)	Previously Reported	Total
Balance (in Shares) at Sep. 30, 2021				20,000,000
Balance at Sep. 30, 2021				$ 5,000			$ 119,301		$ 1,650,254				$ (48,655)		$ 1,725,900
Net loss									1,066,375					$ 1,066,375	1,066,375
Foreign currency translation adjustment													(57,722)		(57,722)
Balance (in Shares) at Sep. 30, 2022	20,000,000
Balance at Sep. 30, 2022	$ 5,000					$ 119,301		$ 2,716,629				$ (106,377)		2,734,553
Net loss									(652,728)					(652,728)	(652,728)
Contribution from shareholders							1,430,612								1,430,612
Statutory reserve									(11,348)		11,348
Foreign currency translation adjustment													(15,524)		(15,524)
Balance (in Shares) at Sep. 30, 2023	20,000,000			2,000,000
Balance at Sep. 30, 2023	$ 5,000			$ 5,000		1,549,913	1,549,913	2,052,553	2,052,553	11,348	11,348	(121,901)	(121,901)	3,496,913	3,496,913
Net loss									(1,405,766)						(1,405,766)
Net Proceeds from the initial public offering (in Shares)				150,000
Net Proceeds from the initial public offering				$ 375			4,164,364								4,164,739
Foreign currency translation adjustment													(10,107)		(10,107)
Balance (in Shares) at Mar. 31, 2024				2,150,000
Balance at Mar. 31, 2024				$ 5,375			5,714,277		646,787		11,348		(132,008)		6,245,779
Balance (in Shares) at Sep. 30, 2023	20,000,000			2,000,000
Balance at Sep. 30, 2023	$ 5,000			$ 5,000		$ 1,549,913	1,549,913	$ 2,052,553	2,052,553	$ 11,348	11,348	$ (121,901)	(121,901)	3,496,913	3,496,913
Net loss									(439,336)					$ (439,336)	(439,336)
Net Proceeds from the initial public offering (in Shares)				1,500,000
Net Proceeds from the initial public offering				$ 375			4,041,683								4,042,058
Foreign currency translation adjustment													(74,851)		(74,851)
Balance (in Shares) at Sep. 30, 2024		2,150,000		21,500,000
Balance at Sep. 30, 2024		$ 5,375		$ 5,375			5,591,596		1,613,217		11,348		(196,752)		7,024,784
Balance (in Shares) at Sep. 30, 2024
Net loss									(3,087,359)						(3,087,359)
Pre-delivery shares related to the issuance of convertible notes (in Shares)		930,000
Pre-delivery shares related to the issuance of convertible notes		$ 2,325					1,764,675								1,767,000
Stock-based compensation (Class B) (in Shares)			500,000
Stock-based compensation (Class B)			$ 1,250				1,207,750								1,209,000
Repurchase of Class A Shares by issuing Class B Shares (in Shares)			200,000
Repurchase of Class A Shares by issuing Class B Shares			$ 500
Repurchase of Class A Shares by issuing Class B Shares (in Shares)					(500)
Foreign currency translation adjustment													28,114		28,114
Balance (in Shares) at Mar. 31, 2025		3,080,000	700,000
Balance at Mar. 31, 2025		$ 7,700	$ 1,750				$ 8,564,021		$ (1,474,142)		$ 11,348		$ (168,638)		$ 6,941,539
Balance (in Shares) at Mar. 31, 2025					(500)